Noncontrolling Interests - Summary of Changes in Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Noncontrolling Interest [Line Items]
Beginning balance	$ 30,090	$ 3,496
Capital injections from noncontrolling interests shareholders	3,924	28,919
Capital repurchase from noncontrolling interests shareholders		(3,497)
Addition of noncontrolling interests in connection with acquisition	3,909
Unrealized gain on available-for-sale investment attributed to noncontrolling interests shareholders	(23)	999
Foreign currency translation adjustment attributed to noncontrolling interests shareholders	(1,109)	(271)
Net income (loss) attributed to noncontrolling interests shareholders	2,339	444	$ (295)
Ending balance	39,130	30,090	3,496
Koolearn Corporation [Member]
Noncontrolling Interest [Line Items]
Beginning balance		3,458
Capital repurchase from noncontrolling interests shareholders		(3,497)
Net income (loss) attributed to noncontrolling interests shareholders		39
Ending balance			3,458
Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Noncontrolling Interest [Line Items]
Beginning balance	29,890
Capital injections from noncontrolling interests shareholders	3,348	28,737
Unrealized gain on available-for-sale investment attributed to noncontrolling interests shareholders	(23)	999
Foreign currency translation adjustment attributed to noncontrolling interests shareholders	(1,118)	(269)
Net income (loss) attributed to noncontrolling interests shareholders	4,454	423
Ending balance	36,551	29,890
Beijing New Road Information Consulting Services Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Beginning balance	39	38
Foreign currency translation adjustment attributed to noncontrolling interests shareholders	(2)	(2)
Net income (loss) attributed to noncontrolling interests shareholders	(1)	3
Ending balance	36	39	$ 38
Jinzhou New Oriental Training School [Member]
Noncontrolling Interest [Line Items]
Beginning balance	161
Capital injections from noncontrolling interests shareholders		182
Foreign currency translation adjustment attributed to noncontrolling interests shareholders	(4)
Net income (loss) attributed to noncontrolling interests shareholders	(176)	(21)
Ending balance	(19)	$ 161
Dongfangyoubo [Member]
Noncontrolling Interest [Line Items]
Capital injections from noncontrolling interests shareholders	576
Foreign currency translation adjustment attributed to noncontrolling interests shareholders	2
Net income (loss) attributed to noncontrolling interests shareholders	(254)
Ending balance	324
Ainuoshida [Member]
Noncontrolling Interest [Line Items]
Addition of noncontrolling interests in connection with acquisition	3,909
Foreign currency translation adjustment attributed to noncontrolling interests shareholders	13
Net income (loss) attributed to noncontrolling interests shareholders	(1,684)
Ending balance	$ 2,238